Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Other Comprehensive Income Disclosure:
Income tax, unrealized gain (loss) on available for sale securities	$ (717)	$ 1,209	$ 2,794
Income tax, other-than-temporary loss recognized in earnings	246
Income tax, reclassification adjustment for gain included in net income	259	2,140	1,758
Income tax, change in unrealized loss on available for sale securities	$ (729)	$ (931)	$ 1,037